Condensed Consolidated Statements Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Deficit [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Total
Balances at Dec. 31, 2001	$ 197,900	$ 2,786	$ (199,072)		$ 1,614
Beginning Balance, shares at Dec. 31, 2001	4,535,752
Shares issued, net of transaction costs	151,819	9,329			161,148
Number of shares issued in transaction, (Shares)	57,384,000
Warrants and Options		10,866			10,866
Dividend-in-kind			(34,941)		(34,941)
Other comprehensive loss				929	929
Net loss			(81,274)		(81,274)
Balances at Dec. 31, 2009
Balances at Dec. 31, 2010	349,719	22,981	(315,287)	929	58,342
Beginning Balance, shares at Dec. 31, 2010	61,919,752
Shares issued, net of transaction costs	30,400	588			30,988
Number of shares issued in transaction, (Shares)	9,584,131				30,402,615
Warrants and Options		1,101			1,101
Other comprehensive loss				(754)	(754)
Net loss			51,546		51,546
Balances at Dec. 31, 2011	380,119	24,670	(263,741)	175	141,223
Ending Balance, shares at Dec. 31, 2011	71,503,883
Shares issued, net of transaction costs	23,464				23,464
Number of shares issued in transaction, (Shares)	10,059,615
Stock options expensed		1,081
Restricted stock units expensed		3,144
Compensation options exercised, shares					32,500
Warrants issued		3,260
Warrants and Options		7,485			7,485
Other comprehensive loss				(173)	(173)
Net loss			(70,656)		(70,656)
Balances at Dec. 31, 2012	403,583	32,155	(334,397)	2	101,343
Ending Balance, shares at Dec. 31, 2012	81,563,498
Shares issued, net of transaction costs	477				477
Number of shares issued in transaction, (Shares)	711,719
Stock options expensed		370
Restricted stock units expensed		372
Compensation options exercised, shares					450,000
Warrants and Options	410	332			742
Other comprehensive loss				(61)	(61)
Net loss			(59,488)		(59,488)
Balances at Dec. 31, 2013	$ 404,470	$ 32,487	$ (393,885)	$ (59)	$ 43,013
Ending Balance, shares at Dec. 31, 2013	82,275,217